Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized (losses) gains on cross-currency swaps	$ 12,529	$ (17,342)	$ 12,551	$ (20,246)
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	(25,733)	0	(25,733)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,798)	(5,394)	(3,182)	(12,135)
Unrealized (losses) gains	(16,566)	43,017	5,768	50,096
Total realized and unrealized (losses) gains on cross-currency swaps	$ (18,364)	$ 11,890	$ 2,586	$ 12,228